Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2023
Real estate properties held for lease, net
Schedule of real estate properties held for lease, net

	December 31,	December 31,
	2022	2023
	US$	US$
Elementary schools	3,062,464	3,011,399
Basement parking	6,899,693	6,458,198
Kindergartens	4,174,550	4,104,942
Parking facilities	74,803,844	55,336,381
Clubhouses	7,698,981	7,570,605
Shopping mall	258,828,780	267,753,895
Residential properties	73,295,345	49,585,754
Total costs	428,763,657	393,821,174
Accumulated depreciation	(55,295,790)	(71,269,173)
Real estate properties held for lease, net	373,467,867	322,552,001

Schedule of minimum future rental income on non-cancellable leases

Year	Amount
US$
2024	19,800,349
2025	18,814,705
2026	16,486,897
2027	14,573,904
2028 and thereafter	117,928,803
Total	187,604,658